SEGMENT AND GEOGRAPHIC INFORMATION	12 Months Ended
Dec. 31, 2015
Segment Reporting [Abstract]
SEGMENT AND GEOGRAPHIC INFORMATION
19.	SEGMENT AND GEOGRAPHIC INFORMATION

The Group operates and manages its business as a single segment. The Group’s chief operating decision maker has been identified as the Chief Executive Officer, who reviews the consolidated results when making decisions about allocating resources and assessing performance of the Group.

Geographical information

The Group operates in the PRC and all of the Group’s identifiable assets are located in the PRC.

Although the Group operates in multiple cities in the PRC which include Beijing, Shanghai, Guangzhou, Shenzhen, Nanjing and other cities, it believes it operates in one segment as the Group provides services to customers irrespective of their locations. Accordingly all relevant information about the Group’s operations can be found in the consolidated financial statements.

Major Customers

There is no individual customer with advertising service revenue over 10% of the advertising service revenue for the years ended December 31, 2013, 2014 and 2015.

There is no individual customer with balances over 10% of the accounts receivable as of December 31, 2013 and 2015, and one customer accounted for 13% and 10% of the accounts receivable as of December 31, 2014.